Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,228	$ 1,043
Provision for credit losses
Originations	22	23
Maturities	(58)	(37)
Changes in risk, parameters and exposures	238	183
Write-offs	(169)	(112)
Recoveries	30	29
Exchange rate and other	(4)
Balance at end of period	1,287	1,129
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	280	285
Provision for credit losses
Transfers to Stage 1	125	150
Transfers to Stage 2	(19)	(23)
Transfers to Stage 3	(1)
Originations	22	23
Maturities	(12)	(12)
Changes in risk, parameters and exposures	(114)	(138)
Exchange rate and other	(1)	1
Balance at end of period	280	286
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	793	661
Provision for credit losses
Transfers to Stage 1	(125)	(150)
Transfers to Stage 2	20	23
Transfers to Stage 3	(28)	(13)
Maturities	(46)	(25)
Changes in risk, parameters and exposures	229	231
Exchange rate and other		(2)
Balance at end of period	843	725
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	155	97
Provision for credit losses
Transfers to Stage 2	(1)
Transfers to Stage 3	29	13
Changes in risk, parameters and exposures	123	90
Write-offs	(169)	(112)
Recoveries	30	29
Exchange rate and other	(3)	1
Balance at end of period	$ 164	$ 118